UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Global stocks rose for the third year in a row, advancing amid healthy corporate earnings, resurgent M&A activity and massive central bank stimulus measures. Defensive stocks generally outpaced cyclical sectors as shares of utilities and health care companies posted double-digit gains. Late in the year, sharply falling oil prices hurt energy stocks and the economies of oil-producing nations. The U.S. dollar posted strong gains, rising against the euro, the yen and most other currencies. Despite the gains, volatility was high during certain periods. In October, for example, the Chicago Board Options Exchange Market Volatility Index (“VIX”) spiked to its highest level since June 2012, when the sovereign debt crisis in Europe was at its height, while Russia-Ukraine tensions and a selloff in U.S. biotech stocks caused volatility to spike early in the year. Geopolitics, too, were a major driver of volatility this year. Hurt by unusually harsh winter weather, the U.S. economy began 2014 on shaky ground with a surprise 2.1% contraction in first-quarter gross domestic product (“GDP”). But economic activity picked up as the year wore on: GDP growth for the second and third quarters was 4.6% and 5.0%, respectively — the fastest six-month pace in more than a decade. European Central Bank President Mario Draghi vowed to sharply increase the bank’s balance sheet to as high as €3 trillion or more in the coming months in an effort to spur lending activity and jump-start the economy. European stocks and bonds rallied on the aggressive stimulus plans, which were opposed by German leaders, but nonetheless widely supported elsewhere in the eurozone. The yen depreciated sharply in the second half of the year as the Japanese economy continued to struggle in the wake of April’s sales tax increase. Weak economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by 2015, prompting Japanese Prime Minister Shinzō Abe to call a snap election for December and postpone a planned sales tax hike by 18 months. The Bank of Japan surprised observers in late October by announcing it would significantly expand its quantitative easing program.

For the 12 month period ended December 31, 2014, the Great-West S&P 500® Index Fund (Initial Class shares) returned 13.00% net of fees. The S&P 500® Index rose 13.69% and closed near record levels. U.S. stocks rose for the sixth straight year, as equities were aided by the strengthening U.S. economy, the liquidity provided by the Federal Reserve’s quantitative easing program, and the Federal Reserve’s promise to keep interest rates low. Small cap stocks underperformed both mid cap and large cap stocks, with the Russell 2000® rising 4.89%. Nine of ten S&P 500® Index economic sectors rose, led by utilities and health care, while energy fell 10%. International markets also gained during the year on a local basis as markets were bolstered by central bank stimulus in the Euro area and Japan. The MSCI World Index was up 5.50% (all returns on a local basis) for the year.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P 500® Index
	10,000.00	10,000.00
2005	10,427.00	10,491.00
2006	12,012.95	12,147.53
2007	12,593.17	12,814.91
2008	7,870.73	8,073.40
2009	9,906.10	10,209.62
2010	11,330.05	11,747.18
2011	11,500.00	11,995.05
2012	13,273.30	13,914.26
2013	17,469.89	18,420.83
2014	19,741.48	20,942.37

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years / Since Inception
Initial Class	13.00%	14.79%	7.04%
Class L	12.74%	N/A	16.22%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Consumer, Non-cyclical	22.66%
Financial	17.00
Technology	13.52
Communications	11.41
Industrial	10.39
Consumer, Cyclical	9.99
Energy	8.39
Utilities	3.20
Basic Materials	2.92
Diversified	0.04
Short Term Investments	0.48
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 – 12/31/14)
Initial Class
Actual	$1,000.00	$1,057.94	$3.09

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

Class L
Actual	$1,000.00	$1,056.95	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.93%
23,336	Air Products & Chemicals Inc	$3,365,751
8,127	Airgas Inc	936,068
140,321	Alcoa Inc	2,215,669
12,431	Allegheny Technologies Inc	432,226
5,793	CF Industries Holdings Inc	1,578,824
134,264	Dow Chemical Co	6,123,781
18,033	Eastman Chemical Co	1,367,983
32,226	Ecolab Inc	3,368,261
107,922	EI du Pont de Nemours & Co	7,979,753
15,819	FMC Corp	902,158
123,489	Freeport-McMoRan Copper & Gold Inc	2,884,703
9,993	International Flavors & Fragrances Inc	1,012,890
49,930	International Paper Co	2,675,249
49,243	LyondellBasell Industries NV Class A	3,909,402
20,728	MeadWestvaco Corp	920,116
58,299	Monsanto Co	6,964,982
36,852	Mosaic Co	1,682,294
59,305	Newmont Mining Corp	1,120,864
37,683	Nucor Corp	1,848,351
16,246	PPG Industries Inc	3,755,263
35,555	Praxair Inc	4,606,506
9,917	Sherwin-Williams Co	2,608,568
14,306	Sigma-Aldrich Corp	1,963,785

		64,223,447

Communications — 11.43%
7,598	Alliance Data Systems Corp (a)	2,173,408
45,333	Amazon.com Inc (a)	14,069,097
620,034	AT&T Inc (b)	20,826,942
25,302	Cablevision Systems Corp Class A (c)	522,233
58,553	CBS Corp Class B	3,240,323
70,351	CenturyLink Inc	2,784,493
610,968	Cisco Systems Inc	16,994,075
307,843	Comcast Corp Class A	17,857,972
60,193	DIRECTV (a)	5,218,733
18,731	Discovery Communications Inc Class A (a)	645,283
32,441	Discovery Communications Inc Class C (a)	1,093,911
136,248	eBay Inc (a)	7,646,238
12,464	Expedia Inc	1,063,927
9,317	F5 Networks Inc (a)	1,215,542
249,915	Facebook Inc Class A (a)(b)	19,498,368
113,160	Frontier Communications Corp	754,777
26,933	Gannett Co Inc	859,971
34,060	Google Inc Class A (a)(b)	18,074,280
34,029	Google Inc Class C (a)	17,912,866
13,014	Harris Corp	934,666
53,617	Interpublic Group of Cos Inc	1,113,625
49,310	Juniper Networks Inc	1,100,599
33,448	Level 3 Communications Inc (a)	1,651,662
24,704	Motorola Solutions Inc	1,657,144
7,188	Netflix Inc (a)	2,455,493
59,918	News Corp Class A (a)	940,113

Shares		Fair Value

Communications — (continued)
38,898	Nielsen NV	$1,739,908
30,182	Omnicom Group Inc	2,338,200
6,326	Priceline Group Inc (a)	7,212,968
12,838	Scripps Networks Interactive Inc Class A	966,316
82,327	Symantec Corp	2,112,099
33,583	Time Warner Cable Inc	5,106,631
99,923	Time Warner Inc	8,535,423
12,828	TripAdvisor Inc (a)	957,738
220,978	Twenty-First Century Fox Inc Class A	8,486,660
13,850	VeriSign Inc (a)(c)	789,450
496,156	Verizon Communications Inc (b)	23,210,178
44,825	Viacom Inc Class B	3,373,081
186,404	Walt Disney Co	17,557,393
70,374	Windstream Holdings Inc (c)	579,882
107,183	Yahoo! Inc (a)	5,413,813

		250,685,481

Consumer, Cyclical — 10.00%
9,274	AutoNation Inc (a)	560,242
3,894	AutoZone Inc (a)	2,410,814
22,722	Bed Bath & Beyond Inc (a)	1,730,735
33,436	Best Buy Co Inc	1,303,335
27,168	BorgWarner Inc	1,492,882
26,044	CarMax Inc (a)	1,734,010
53,434	Carnival Corp	2,422,163
3,709	Chipotle Mexican Grill Inc (a)	2,538,848
33,404	Coach Inc	1,254,654
52,704	Costco Wholesale Corp	7,470,792
136,865	CVS Health Corp	13,181,468
15,183	Darden Restaurants Inc	890,179
35,879	Delphi Automotive PLC	2,609,121
100,924	Delta Air Lines Inc	4,964,452
35,936	Dollar General Corp (a)	2,540,675
24,801	Dollar Tree Inc (a)	1,745,494
39,408	DR Horton Inc	996,628
11,672	Family Dollar Stores Inc	924,539
32,385	Fastenal Co	1,540,231
458,105	Ford Motor Co	7,100,627
5,944	Fossil Group Inc (a)	658,239
14,784	GameStop Corp Class A (c)	499,699
33,241	Gap Inc	1,399,779
161,940	General Motors Co	5,653,325
19,011	Genuine Parts Co	2,026,002
32,827	Goodyear Tire & Rubber Co	937,867
24,988	Harley-Davidson Inc	1,646,959
7,718	Harman International Industries Inc	823,588
13,542	Hasbro Inc	744,675
157,430	Home Depot Inc	16,525,427
81,524	Johnson Controls Inc	3,940,870
23,990	Kohl’s Corp	1,464,350
29,641	L Brands Inc	2,565,429
16,645	Leggett & Platt Inc	709,243
20,906	Lennar Corp Class A	936,798
115,886	Lowe’s Cos Inc	7,972,957
40,659	Macy’s Inc	2,673,329
25,891	Marriott International Inc Class A	2,020,275

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Cyclical — (continued)
40,693	Mattel Inc	$1,259,245
116,107	McDonald’s Corp	10,879,226
24,577	Michael Kors Holdings Ltd (a)	1,845,733
7,317	Mohawk Industries Inc (a)	1,136,769
31,296	Newell Rubbermaid Inc	1,192,065
83,127	NIKE Inc Class B	7,992,661
16,294	Nordstrom Inc	1,293,581
11,924	O’Reilly Automotive Inc (a)	2,296,801
41,805	PACCAR Inc	2,843,158
12,813	PetSmart Inc	1,041,633
40,642	PulteGroup Inc	872,177
9,311	PVH Corp	1,193,391
7,310	Ralph Lauren Corp	1,353,520
25,432	Ross Stores Inc	2,397,220
20,065	Royal Caribbean Cruises Ltd	1,653,958
82,856	Southwest Airlines Co	3,506,466
80,885	Staples Inc	1,465,636
89,566	Starbucks Corp	7,348,890
21,792	Starwood Hotels & Resorts Worldwide Inc	1,766,677
76,930	Target Corp	5,839,756
13,363	Tiffany & Co	1,427,970
83,649	TJX Cos Inc	5,736,648
16,637	Tractor Supply Co	1,311,328
19,268	Under Armour Inc Class A (a)	1,308,297
12,567	Urban Outfitters Inc (a)	441,479
40,873	VF Corp	3,061,388
188,674	Wal-Mart Stores Inc	16,203,323
103,599	Walgreens Boots Alliance Inc	7,894,244
9,274	Whirlpool Corp	1,796,745
7,321	WW Grainger Inc	1,866,050
15,512	Wyndham Worldwide Corp	1,330,309
9,602	Wynn Resorts Ltd	1,428,394
53,575	Yum! Brands Inc	3,902,939

		219,498,377

Consumer, Non-cyclical — 22.68%
180,902	Abbott Laboratories	8,144,208
190,206	AbbVie Inc	12,447,081
31,827	Actavis PLC (a)	8,192,588
21,291	ADT Corp (c)	771,373
42,674	Aetna Inc	3,790,731
23,728	Alexion Pharmaceuticals Inc (a)	4,390,392
35,979	Allergan Inc	7,648,776
235,889	Altria Group Inc	11,622,251
24,407	AmerisourceBergen Corp	2,200,535
90,862	Amgen Inc	14,473,408
31,992	Anthem Inc	4,020,435
77,047	Archer-Daniels-Midland Co	4,006,444
58,202	Automatic Data Processing Inc	4,852,301
11,512	Avery Dennison Corp	597,243
51,196	Avon Products Inc	480,730
64,534	Baxter International Inc	4,729,697
23,079	Becton Dickinson & Co	3,211,674
28,167	Biogen Idec Inc (a)	9,561,288
165,129	Boston Scientific Corp (a)	2,187,959
197,986	Bristol-Myers Squibb Co	11,687,114
19,165	Brown-Forman Corp Class B	1,683,454
20,989	Campbell Soup Co	923,516

Shares		Fair Value

Consumer, Non-cyclical — (continued)
40,041	Cardinal Health Inc	$3,232,510
24,669	CareFusion Corp (a)	1,463,858
95,301	Celgene Corp (a)	10,660,370
30,913	Cigna Corp	3,181,257
12,439	Cintas Corp	975,715
15,148	Clorox Co	1,578,573
471,172	Coca-Cola Co (b)	19,892,882
27,495	Coca-Cola Enterprises Inc	1,215,829
103,510	Colgate-Palmolive Co	7,161,857
49,595	ConAgra Foods Inc	1,799,307
19,547	Constellation Brands Inc Class A (a)	1,918,929
53,811	Covidien PLC	5,503,789
9,331	CR Bard Inc	1,554,731
20,465	DaVita HealthCare Partners Inc (a)	1,550,019
17,037	DENTSPLY International Inc	907,561
24,228	Dr Pepper Snapple Group Inc	1,736,663
12,484	Edwards Lifesciences Corp (a)	1,590,212
116,764	Eli Lilly & Co	8,055,548
14,148	Equifax Inc	1,144,149
27,425	Estee Lauder Cos Inc Class A	2,089,785
88,928	Express Scripts Holding Co (a)	7,529,534
71,505	General Mills Inc	3,813,362
180,316	Gilead Sciences Inc (a)	16,996,586
34,157	H&R Block Inc	1,150,408
17,666	Hershey Co	1,836,027
16,099	Hormel Foods Corp	838,758
20,318	Hospira Inc (a)	1,244,478
18,578	Humana Inc	2,668,358
4,361	Intuitive Surgical Inc (a)	2,306,707
12,982	JM Smucker Co	1,310,922
334,885	Johnson & Johnson (b)	35,018,924
30,273	Kellogg Co	1,981,065
14,748	Keurig Green Mountain Inc	1,952,561
45,147	Kimberly-Clark Corp	5,216,284
70,682	Kraft Foods Group Inc	4,428,934
58,135	Kroger Co	3,732,848
10,212	Laboratory Corp of America Holdings (a)	1,101,875
43,514	Lorillard Inc	2,738,771
13,609	Mallinckrodt PLC (a)	1,347,699
116,875	MasterCard Inc Class A	10,069,950
15,397	McCormick & Co Inc	1,143,997
32,790	McGraw Hill Financial Inc	2,917,654
28,008	McKesson Corp	5,813,901
23,752	Mead Johnson Nutrition Co Class A	2,388,026
118,138	Medtronic Inc	8,529,564
340,765	Merck & Co Inc (b)	19,352,044
18,762	Molson Coors Brewing Co Class B	1,398,144
200,057	Mondelez International Inc Class A	7,267,071
17,350	Monster Beverage Corp (a)	1,879,872
22,555	Moody’s Corp	2,160,995
45,956	Mylan Inc (a)	2,590,540
10,889	Patterson Cos Inc	523,761
178,816	PepsiCo Inc	16,908,841
16,918	Perrigo Co PLC	2,828,013
753,373	Pfizer Inc (b)	23,467,569

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Non-cyclical — (continued)
185,589	Philip Morris International Inc	$15,116,224
323,206	Procter & Gamble Co (b)	29,440,835
25,535	Quanta Services Inc (a)	724,939
18,151	Quest Diagnostics Inc	1,217,206
8,953	Regeneron Pharmaceuticals Inc (a)	3,672,968
36,228	Reynolds American Inc	2,328,374
17,177	Robert Half International Inc	1,002,793
27,577	Safeway Inc (c)	968,504
33,739	St Jude Medical Inc	2,194,047
35,911	Stryker Corp	3,387,485
70,681	Sysco Corp	2,805,329
12,855	Tenet Healthcare Corp (a)	651,363
19,106	Total System Services Inc	648,840
35,216	Tyson Foods Inc Class A	1,411,809
11,944	United Rentals Inc (a)	1,218,407
114,543	UnitedHealth Group Inc	11,579,152
10,225	Universal Health Services Inc Class B	1,137,634
12,220	Varian Medical Systems Inc (a)	1,057,152
28,584	Vertex Pharmaceuticals Inc (a)	3,395,779
66,731	Western Union Co	1,195,152
44,178	Whole Foods Market Inc	2,227,455
20,748	Zimmer Holdings Inc	2,353,238
59,713	Zoetis Inc	2,569,450

		497,594,920

Diversified — 0.04%
36,849	Leucadia National Corp	826,154

Energy — 8.40%
60,657	Anadarko Petroleum Corp	5,004,203
44,420	Apache Corp	2,783,801
52,634	Baker Hughes Inc	2,951,188
49,923	Cabot Oil & Gas Corp	1,478,220
24,584	Cameron International Corp (a)	1,227,971
62,492	Chesapeake Energy Corp	1,222,969
226,063	Chevron Corp (b)	25,359,747
10,395	Cimarex Energy Co	1,101,870
147,912	ConocoPhillips	10,214,803
27,605	CONSOL Energy Inc	933,325
43,908	Denbury Resources Inc (c)	356,972
45,139	Devon Energy Corp	2,762,958
7,765	Diamond Offshore Drilling Inc (c)	285,053
27,434	Ensco PLC Class A	821,648
65,414	EOG Resources Inc	6,022,667
17,813	EQT Corp	1,348,444
506,781	Exxon Mobil Corp (b)	46,851,904
27,940	FMC Technologies Inc (a)	1,308,710
101,378	Halliburton Co	3,987,197
12,918	Helmerich & Payne Inc	870,932
30,637	Hess Corp	2,261,623
204,085	Kinder Morgan Inc	8,634,836
81,489	Marathon Oil Corp	2,305,324
34,289	Marathon Petroleum Corp	3,094,925
20,440	Murphy Oil Corp	1,032,629
33,401	Nabors Industries Ltd	433,545
50,938	National Oilwell Varco Inc	3,337,967
15,099	Newfield Exploration Co (a)	409,485

Shares		Fair Value

Energy — (continued)
30,424	Noble Corp PLC	$504,126
43,082	Noble Energy Inc	2,043,379
92,349	Occidental Petroleum Corp	7,444,253
23,989	ONEOK Inc	1,194,412
65,693	Phillips 66	4,710,188
17,926	Pioneer Natural Resources Co	2,668,285
21,330	QEP Resources Inc	431,293
19,467	Range Resources Corp	1,040,511
153,642	Schlumberger Ltd	13,122,563
40,897	Southwestern Energy Co (a)	1,116,079
79,784	Spectra Energy Corp	2,896,159
16,291	Tesoro Corp	1,211,236
40,131	Transocean Ltd (c)	735,601
61,540	Valero Energy Corp	3,046,230
81,803	Williams Cos Inc	3,676,227

		184,245,458

Financial — 17.02%
39,400	Ace Ltd	4,526,272
6,646	Affiliated Managers Group Inc (a)	1,410,547
55,095	Aflac Inc	3,365,753
51,023	Allstate Corp	3,584,366
106,118	American Express Co	9,873,219
166,906	American International Group Inc	9,348,405
47,485	American Tower Corp REIT	4,693,892
21,778	Ameriprise Financial Inc	2,880,140
34,637	Aon PLC	3,284,627
16,392	Apartment Investment & Management Co REIT Class A	608,963
8,422	Assurant Inc	576,317
15,701	AvalonBay Communities Inc REIT	2,565,386
1,257,259	Bank of America Corp (b)	22,492,363
135,927	Bank of New York Mellon Corp	5,514,558
85,166	BB&T Corp	3,312,106
218,151	Berkshire Hathaway Inc Class B (a)(b)	32,755,373
15,364	BlackRock Inc Class A	5,493,552
18,323	Boston Properties Inc REIT	2,357,987
66,066	Capital One Financial Corp	5,453,748
34,833	CBRE Group Inc Class A (a)	1,193,030
140,425	Charles Schwab Corp	4,239,431
27,824	Chubb Corp	2,878,949
17,000	Cincinnati Financial Corp	881,110
362,085	Citigroup Inc (b)	19,592,419
37,826	CME Group Inc	3,353,275
22,152	Comerica Inc	1,037,600
39,358	Crown Castle International Corp REIT	3,097,475
53,647	Discover Financial Services	3,513,342
34,521	E*TRADE Financial Corp (a)	837,307
43,278	Equity Residential REIT	3,109,091
7,376	Essex Property Trust Inc REIT	1,523,882
100,954	Fifth Third Bancorp	2,056,938
48,107	Franklin Resources Inc	2,663,685
74,868	General Growth Properties Inc REIT	2,106,037
56,028	Genworth Financial Inc Class A (a)	476,238
48,294	Goldman Sachs Group Inc	9,360,826

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
50,638	Hartford Financial Services Group Inc	$2,111,098
55,355	HCP Inc REIT	2,437,281
38,838	Health Care Inc REIT	2,938,871
88,873	Host Hotels & Resorts Inc REIT	2,112,511
57,259	Hudson City Bancorp Inc	579,461
103,107	Huntington Bancshares Inc	1,084,686
13,542	Intercontinental Exchange Inc	2,969,625
53,488	Invesco Ltd	2,113,846
21,847	Iron Mountain Inc REIT	844,605
447,084	JPMorgan Chase & Co (b)	27,978,517
108,806	KeyCorp	1,512,403
46,936	Kimco Realty Corp REIT	1,179,971
12,500	Legg Mason Inc	667,125
32,300	Lincoln National Corp	1,862,741
37,139	Loews Corp	1,560,581
15,395	M&T Bank Corp	1,933,920
16,372	Macerich Co REIT	1,365,588
65,900	Marsh & McLennan Cos Inc	3,772,116
137,231	MetLife Inc	7,422,825
183,055	Morgan Stanley	7,102,534
15,805	NASDAQ OMX Group Inc	758,008
51,256	Navient Corp	1,107,642
26,638	Northern Trust Corp	1,795,401
40,066	People’s United Financial Inc	608,202
21,207	Plum Creek Timber Co Inc REIT	907,447
62,555	PNC Financial Services Group Inc	5,706,893
33,797	Principal Financial Group Inc	1,755,416
67,020	Progressive Corp	1,808,870
59,397	Prologis Inc REIT	2,555,853
55,332	Prudential Financial Inc	5,005,333
17,198	Public Storage REIT	3,179,050
167,029	Regions Financial Corp	1,763,826
37,282	Simon Property Group Inc REIT	6,789,425
49,460	State Street Corp	3,882,610
61,417	SunTrust Banks Inc	2,573,372
30,864	T Rowe Price Group Inc	2,649,983
16,427	Torchmark Corp	889,851
39,281	Travelers Cos Inc Class A	4,157,894
28,936	Unum Group	1,009,288
213,375	US Bancorp	9,591,206
34,901	Ventas Inc REIT	2,502,402
58,339	Visa Inc Class A	15,296,486
21,046	Vornado Realty Trust REIT	2,477,325
564,685	Wells Fargo & Co (b)	30,956,032
63,233	Weyerhaeuser Co REIT	2,269,432
32,387	XL Group PLC	1,113,141
22,533	Zions Bancorporation	642,416

		373,321,318

Industrial — 10.40%
76,497	3M Co	12,569,987
39,874	Agilent Technologies Inc	1,632,441
10,930	Allegion PLC	606,178
28,818	AMETEK Inc	1,516,691
38,635	Amphenol Corp Class A	2,078,949
16,717	Ball Corp	1,139,598
79,075	Boeing Co	10,278,168
73,444	Caterpillar Inc	6,722,329

Shares		Fair Value

Industrial — (continued)
16,947	CH Robinson Worldwide Inc	$1,269,161
156,664	Corning Inc	3,592,305
120,654	CSX Corp	4,371,294
20,046	Cummins Inc	2,890,032
73,799	Danaher Corp	6,325,312
42,447	Deere & Co	3,755,286
20,294	Dover Corp	1,455,486
57,204	Eaton Corp PLC	3,887,584
83,909	Emerson Electric Co	5,179,703
24,405	Expeditors International of Washington Inc	1,088,707
31,303	FedEx Corp	5,436,079
17,197	FLIR Systems Inc	555,635
17,038	Flowserve Corp	1,019,383
19,497	Fluor Corp	1,182,103
14,320	Garmin Ltd (c)	756,526
37,398	General Dynamics Corp	5,146,713
1,201,227	General Electric Co (b)	30,355,006
94,624	Honeywell International Inc	9,454,830
42,625	Illinois Tool Works Inc	4,036,587
30,900	Ingersoll-Rand PLC Class A	1,958,751
15,518	Jacobs Engineering Group Inc (a)	693,499
12,153	Joy Global Inc	565,357
13,098	Kansas City Southern	1,598,349
10,281	L-3 Communications Holdings Inc	1,297,565
32,068	Lockheed Martin Corp	6,175,335
7,305	Martin Marietta Materials Inc	805,888
41,149	Masco Corp	1,036,955
36,834	Norfolk Southern Corp	4,037,375
24,515	Northrop Grumman Corp	3,613,266
19,288	Owens-Illinois Inc (a)	520,583
13,078	Pall Corp	1,323,624
17,607	Parker Hannifin Corp	2,270,423
21,716	Pentair PLC	1,442,377
13,342	PerkinElmer Inc	583,446
17,429	Precision Castparts Corp	4,198,297
36,527	Raytheon Co	3,951,126
30,668	Republic Services Inc	1,234,387
16,503	Rockwell Automation Inc	1,835,134
15,408	Rockwell Collins Inc	1,301,668
11,949	Roper Industries Inc	1,868,226
6,067	Ryder System Inc	563,321
25,307	Sealed Air Corp	1,073,776
6,635	Snap-on Inc	907,270
19,038	Stanley Black & Decker Inc	1,829,171
9,814	Stericycle Inc (a)	1,286,419
48,000	TE Connectivity Ltd	3,036,000
32,143	Textron Inc	1,353,542
47,899	Thermo Fisher Scientific Inc	6,001,266
51,010	Tyco International PLC	2,237,299
106,133	Union Pacific Corp	12,643,624
83,100	United Parcel Service Inc Class B	9,238,227
102,291	United Technologies Corp	11,763,465
15,086	Vulcan Materials Co	991,603
51,169	Waste Management Inc	2,625,993
10,326	Waters Corp (a)	1,163,947
20,823	Xylem Inc	792,732

		228,121,359

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Technology — 13.53%
75,779	Accenture PLC Class A	$6,767,822
57,207	Adobe Systems Inc (a)	4,158,949
21,397	Akamai Technologies Inc (a)	1,347,155
37,006	Altera Corp	1,367,002
37,602	Analog Devices Inc	2,087,663
702,150	Apple Inc (b)	77,503,317
147,580	Applied Materials Inc	3,677,694
26,839	Autodesk Inc (a)	1,611,950
30,476	Avago Technologies Ltd	3,065,581
65,057	Broadcom Corp Class A	2,818,920
39,650	CA Inc	1,207,343
36,371	Cerner Corp (a)	2,351,749
19,864	Citrix Systems Inc (a)	1,267,323
73,474	Cognizant Technology Solutions Corp Class A (a)	3,869,141
17,537	Computer Sciences Corp	1,105,708
4,468	Dun & Bradstreet Corp	540,449
36,635	Electronic Arts Inc (a)	1,722,395
245,186	EMC Corp	7,291,832
34,789	Fidelity National Information Services Inc	2,163,876
8,471	First Solar Inc (a)	377,764
30,167	Fiserv Inc (a)	2,140,952
222,457	Hewlett-Packard Co	8,927,199
577,970	Intel Corp (b)	20,974,531
109,975	International Business Machines Corp	17,644,389
33,953	Intuit Inc	3,130,127
20,537	KLA-Tencor Corp	1,444,162
20,027	Lam Research Corp	1,588,942
28,243	Linear Technology Corp	1,287,881
23,077	Microchip Technology Inc (c)	1,041,003
129,605	Micron Technology Inc (a)	4,537,471
986,480	Microsoft Corp (b)	45,821,996
38,831	NetApp Inc	1,609,545
59,701	NVIDIA Corp	1,197,005
386,543	Oracle Corp	17,382,839
38,448	Paychex Inc	1,775,144
23,251	Pitney Bowes Inc	566,627
198,562	QUALCOMM Inc	14,759,113
22,295	Red Hat Inc (a)	1,541,476
70,819	Salesforce.com Inc (a)	4,200,275
26,927	SanDisk Corp	2,638,307
39,357	Seagate Technology PLC	2,617,241
19,932	Teradata Corp (a)	870,630
125,722	Texas Instruments Inc	6,721,727
26,406	Western Digital Corp	2,923,144
131,247	Xerox Corp	1,819,083
32,116	Xilinx Inc	1,390,302

		296,854,744

Utilities — 3.20%
78,905	AES Corp	1,086,522
13,161	AGL Resources Inc	717,406
28,825	Ameren Corp	1,329,697
57,964	American Electric Power Co Inc	3,519,574
50,585	CenterPoint Energy Inc	1,185,207
30,997	CMS Energy Corp	1,077,146
34,619	Consolidated Edison Inc	2,285,200

Shares		Fair Value

Utilities — (continued)
69,634	Dominion Resources Inc	$5,354,855
21,160	DTE Energy Co	1,827,589
84,926	Duke Energy Corp	7,094,718
38,573	Edison International	2,525,760
21,360	Entergy Corp	1,868,573
101,729	Exelon Corp	3,772,111
49,401	FirstEnergy Corp	1,926,145
9,497	Integrys Energy Group Inc	739,341
52,140	NextEra Energy Inc	5,541,961
36,409	NiSource Inc	1,544,470
37,521	Northeast Utilities	2,008,124
40,296	NRG Energy Inc	1,085,977
27,901	Pepco Holdings Inc	751,374
57,221	PG&E Corp	3,046,446
13,404	Pinnacle West Capital Corp	915,627
79,623	PPL Corp	2,892,704
61,056	Public Service Enterprise Group Inc	2,528,329
17,098	SCANA Corp	1,032,719
27,761	Sempra Energy	3,091,465
108,622	Southern Co	5,334,426
27,941	TECO Energy Inc	572,511
27,284	Wisconsin Energy Corp	1,438,958
59,119	Xcel Energy Inc	2,123,554

		70,218,489

TOTAL COMMON STOCK — 99.63% (Cost $1,405,604,577)		$2,185,589,747

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.09%
$ 2,000,000	Federal Home Loan Bank
	0.02%, 01/09/2015	1,999,991

U.S. Treasury Bonds and Notes — 0.11%
	U.S. Treasury Bills
740,000	0.02%, 03/12/2015(d)	739,965
1,655,000	0.09%, 06/04/2015(d)	1,654,398

		2,394,363

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — 0.29%
$ 1,477,996	Undivided interest of 1.70% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,477,996 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (e)	$1,477,996

1,477,995	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $1,477,995 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (e)	1,477,995

1,477,995	Undivided interest of 3.95% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $1,477,995 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (e)	1,477,995

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 311,089	Undivided interest of 7.06% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $311,089 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (e)	$311,089

1,477,995	Undivided interest of 7.97% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $1,477,995 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (e)	1,477,995

		6,223,070

TOTAL SHORT TERM INVESTMENTS — 0.49% (Cost $10,617,424)		$10,617,424

TOTAL INVESTMENTS — 100.12% (Cost $1,416,222,001)		$2,196,207,171

OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(2,576,397)

TOTAL NET ASSETS — 100.00%		$2,193,630,774

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2014

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	All or a portion of the security is on loan at December 31, 2014.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	150	USD	$15,393,000	March 2015	$ 21,554

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West S&P 500® Index Fund

ASSETS:
Investments in securities, fair value (including $6,073,672 of securities on loan)(a)	$2,189,984,101
Repurchase agreements, fair value(b)	6,223,070
Cash	8,329,061
Subscriptions receivable	3,477,434
Dividends receivable	2,946,865

Total Assets	2,210,960,531

LIABILITIES:
Payable to investment adviser	1,210,263
Payable upon return of securities loaned	6,223,070
Redemptions payable	9,703,795
Payable for distribution fees	8,031
Variation margin on futures contracts	184,598

Total Liabilities	17,329,757

NET ASSETS	$2,193,630,774

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,217,856
Paid-in capital in excess of par	1,400,916,528
Net unrealized appreciation	780,006,724
Accumulated net realized gain	489,666

NET ASSETS	$2,193,630,774

NET ASSETS BY CLASS
Initial Class	$2,153,976,347

Class L	$39,654,427

CAPITAL STOCK:
Authorized
Initial Class	180,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	119,467,588
Class L	2,710,975

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$18.03

Class L	$14.63

(a) Cost of investments	$1,409,998,931
(b) Cost of repurchase agreements	$6,223,070

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West S&P 500® Index Fund

INVESTMENT INCOME:
Interest	$12,524
Income from securities lending	64,160
Dividends	40,705,918
Foreign withholding tax	(4,677)

Total Income	40,777,925

EXPENSES:
Management fees	12,128,342
Distribution fees - Class L	53,416

Total Expenses	12,181,758

Less amount waived by distributor - Class L	44

Net Expenses	12,181,714

NET INVESTMENT INCOME	28,596,211

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	22,505,270
Net realized gain on futures contracts	9,751,422

Net Realized Gain	32,256,692

Net change in unrealized appreciation on investments	195,671,406
Net change in unrealized depreciation on futures contracts	(1,484,638)

Net Change in Unrealized Appreciation	194,186,768

Net Realized and Unrealized Gain	226,443,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$255,039,671

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West S&P 500® Index Fund

OPERATIONS:
Net investment income	$28,596,211	$23,226,973
Net realized gain	32,256,692	20,570,282
Net change in unrealized appreciation	194,186,768	379,198,060

Net Increase in Net Assets Resulting from Operations	255,039,671	422,995,315

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(31,164,892)	(29,730,482)
Class L	(638,085)	(212,595)

From net investment income	(31,802,977)	(29,943,077)

From net realized gains
Initial Class	(24,807,251)	(11,145,392)
Class L	(472,575)	(76,189)

From net realized gains	(25,279,826)	(11,221,581)

Total Distributions	(57,082,803)	(41,164,658)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	743,560,252	622,683,562
Class L	33,101,350	8,287,969
Shares issued in reinvestment of distributions
Initial Class	55,972,143	40,875,874
Class L	1,110,660	288,784
Shares redeemed
Initial Class	(645,766,845)	(508,176,310)
Class L	(7,871,418)	(2,320,550)

Net Increase in Net Assets Resulting from Capital Share Transactions	180,106,142	161,639,329

Total Increase in Net Assets	378,063,010	543,469,986

NET ASSETS:
Beginning of year	1,815,567,764	1,272,097,778

End of year	$2,193,630,774	$1,815,567,764

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	43,524,328	42,426,713
Class L	2,320,775	659,969
Shares issued in reinvestment of distributions
Initial Class	3,104,504	2,613,484
Class L	75,318	22,213
Shares redeemed
Initial Class	(37,299,500)	(34,393,663)
Class L	(550,823)	(187,179)

Net Increase	11,174,602	11,141,537

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West S&P 500® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$16.38		$12.75		$11.34		$11.41	$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(a)	0.22	(a)	0.21	(a)	0.19	0.15
Net realized and unrealized gain (loss)	1.89		3.79		1.53		(0.02)	1.30

Total From Investment Operations	2.13		4.01		1.74		0.17	1.45

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.28)		(0.20)		(0.19)	(0.15)
From net realized gains	(0.21)		(0.10)		(0.13)		(0.05)	(0.02)

Total Distributions	(0.48)		(0.38)		(0.33)		(0.24)	(0.17)

NET ASSET VALUE, END OF YEAR	$18.03		$16.38		$12.75		$11.34	$11.41

TOTAL RETURN(b)	13.00%		31.62%		15.42%		1.50%	14.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$2,153,976		$1,803,943		$1,268,188		$938,707	$913,786
Ratio of expenses to average net assets	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	1.42%		1.49%		1.70%		1.47%	1.47%
Portfolio turnover rate(c)	5%		4%		6%		9%	13%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011 (a)
Great-West S&P 500® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$13.43		$10.55		$9.52		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.15	(b)	0.17	(b)	0.25
Net realized and unrealized gain (loss)	1.54		3.13		1.27		(0.45)

Total From Investment Operations	1.71		3.28		1.44		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.30)		(0.28)		(0.25)
From net realized gains	(0.21)		(0.10)		(0.13)		(0.03)

Total Distributions	(0.51)		(0.40)		(0.41)		(0.28)

NET ASSET VALUE, END OF YEAR	$14.63		$13.43		$10.55		$9.52

TOTAL RETURN(c) (d)	12.74%		31.28%		15.16%		(1.95%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$39,654		$11,625		$3,909		$540
Ratio of expenses to average net assets
Before waiver	0.85%		0.85%		0.85%		0.86%	(f)
After waiver	0.85%		0.85%		0.85%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	N/A		1.24%		1.58%		1.69%	(f)
After waiver	1.19%		1.24%		1.58%		1.70%	(f)
Portfolio turnover rate(g)	5%		4%		6%		9%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

Annual Report - December 31, 2014

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$2,185,589,747	$—	$—	$2,185,589,747
Short Term Investments	—	10,617,424	—	10,617,424

Total investments, at fair value	2,185,589,747	10,617,424	0	2,196,207,171
Other Financial Investments:
Futures Contracts (a)	21,554	—	—	21,554

Total Assets	$2,185,611,301	$10,617,424	$0	$2,196,228,725

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary income	$31,316,911	$27,915,774
Long-term capital gain	25,765,892	13,248,884

	$57,082,803	$41,164,658

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may

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include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$3,206,766	$(3,206,766)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$–
Undistributed long-term capital gains	11,945,594
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	768,550,796

Tax composition of capital	$780,496,390

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$1,427,656,375

Gross unrealized appreciation on investments	826,717,670
Gross unrealized depreciation on investments	(58,166,874)

Net unrealized appreciation on investments	$768,550,796

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

Annual Report - December 31, 2014

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 588 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$21,554(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$9,751,422	Net change in unrealized depreciation on futures contracts	$(1,484,638)

Annual Report - December 31, 2014

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4.  PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $297,369,737 and $92,957,530, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $6,073,672 and received collateral of $6,223,070 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7.  LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of

Annual Report - December 31, 2014

Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

8.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P 500® Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson	Chairman, President &	Since 2008 (as Director)	Executive Vice President, Retirement	62	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1961	Chief Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company,	N/A	N/A

Crown Life Insurance Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015